Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
The table below presents the amortized cost, gross unrealized gains and losses, and fair value of AFS debt securities, other debt securities carried at fair value, HTM debt securities and AFS marketable equity securities at December 31, 2015 and 2014.

Debt Securities and Available-for-Sale Marketable Equity Securities

	December 31, 2015
(Dollars in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale debt securities
Mortgage-backed securities:
Agency	$229,847	$788	$(1,688)	$228,947
Agency-collateralized mortgage obligations	10,930	126	(71)	10,985
Commercial	7,176	50	(61)	7,165
Non-agency residential (1)	3,031	218	(70)	3,179
Total mortgage-backed securities	250,984	1,182	(1,890)	250,276
U.S. Treasury and agency securities	25,075	211	(9)	25,277
Non-U.S. securities	5,743	27	(3)	5,767
Corporate/Agency bonds	243	3	(3)	243
Other taxable securities, substantially all asset-backed securities	10,238	50	(86)	10,202
Total taxable securities	292,283	1,473	(1,991)	291,765
Tax-exempt securities	13,978	63	(33)	14,008
Total available-for-sale debt securities	306,261	1,536	(2,024)	305,773
Other debt securities carried at fair value	16,678	103	(174)	16,607
Total debt securities carried at fair value (2)	322,939	1,639	(2,198)	322,380
Held-to-maturity debt securities, substantially all U.S. agency mortgage-backed securities	84,625	271	(850)	84,046
Total debt securities	$407,564	$1,910	$(3,048)	$406,426
Available-for-sale marketable equity securities (3)	$326	$99	$—	$425

	December 31, 2014
Available-for-sale debt securities
Mortgage-backed securities:
Agency	$163,592	$2,040	$(593)	$165,039
Agency-collateralized mortgage obligations	14,175	152	(79)	14,248
Commercial	3,931	69	—	4,000
Non-agency residential (1)	4,244	287	(77)	4,454
Total mortgage-backed securities	185,942	2,548	(749)	187,741
U.S. Treasury and agency securities	69,267	360	(32)	69,595
Non-U.S. securities	6,208	33	(11)	6,230
Corporate/Agency bonds	361	9	(2)	368
Other taxable securities, substantially all asset-backed securities	10,774	39	(22)	10,791
Total taxable securities	272,552	2,989	(816)	274,725
Tax-exempt securities	9,556	12	(19)	9,549
Total available-for-sale debt securities	282,108	3,001	(835)	284,274
Other debt securities carried at fair value	36,524	261	(364)	36,421
Total debt securities carried at fair value (2)	318,632	3,262	(1,199)	320,695
Held-to-maturity debt securities, substantially all U.S. agency mortgage-backed securities	59,766	486	(611)	59,641
Total debt securities	$378,398	$3,748	$(1,810)	$380,336
Available-for-sale marketable equity securities (3)	$336	$27	$—	$363

(1)	At December 31, 2015 and 2014, the underlying collateral type included approximately 71 percent and 76 percent prime, 15 percent and 14 percent Alt-A, and 14 percent and 10 percent subprime.

(2)
The Corporation had debt securities from FNMA and FHLMC that each exceeded 10 percent of shareholders’ equity, with an amortized cost of $146.2 billion and $53.4 billion, and a fair value of $145.5 billion and $53.2 billion at December 31, 2015. Debt securities from FNMA and FHLMC that exceeded 10 percent of shareholders’ equity had an amortized cost of $130.7 billion and $28.3 billion, and a fair value of $131.4 billion and $28.6 billion at December 31, 2014.

(3)	Classified in other assets on the Consolidated Balance Sheet.

Schedule of Other Debt Securities Carried at Fair Value
The table below presents the components of other debt securities carried at fair value where the changes in fair value are reported in other income. In 2015, the Corporation recorded unrealized mark-to-market net gains of $43 million and realized net losses of $313 million, compared to unrealized mark-to-market net gains of $1.2 billion and realized net gains of $275 million in 2014. These amounts exclude hedge results.

Other Debt Securities Carried at Fair Value

	December 31
(Dollars in millions)	2015	2014
Mortgage-backed securities:
Agency	$—	$15,704
Agency-collateralized mortgage obligations	7	—
Non-agency residential	3,490	3,745
Total mortgage-backed securities	3,497	19,449
U.S. Treasury and agency securities	—	1,541
Non-U.S. securities (1)	12,843	15,132
Other taxable securities, substantially all asset-backed securities	267	299
Total	$16,607	$36,421

(1)	These securities are primarily used to satisfy certain international regulatory liquidity requirements.

Components of Realized Gains and Losses on Sales of Debt Securities
The gross realized gains and losses on sales of AFS debt securities for 2015, 2014 and 2013 are presented in the table below.

Gains and Losses on Sales of AFS Debt Securities

(Dollars in millions)	2015	2014	2013
Gross gains	$1,118	$1,366	$1,302
Gross losses	(27)	(12)	(31)
Net gains on sales of AFS debt securities	$1,091	$1,354	$1,271
Income tax expense attributable to realized net gains on sales of AFS debt securities	$415	$515	$470

Amortized Cost and Fair Value of Corporations Investment
The table below presents the fair value and the associated gross unrealized losses on AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or for 12 months or longer at December 31, 2015 and 2014.

Temporarily Impaired and Other-than-temporarily Impaired AFS Debt Securities

	December 31, 2015
	Less than Twelve Months		Twelve Months or Longer		Total
(Dollars in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Temporarily impaired AFS debt securities
Mortgage-backed securities:
Agency	$131,511	$(1,245)	$14,895	$(443)	$146,406	$(1,688)
Agency-collateralized mortgage obligations	1,271	(9)	1,637	(62)	2,908	(71)
Commercial	4,066	(61)	—	—	4,066	(61)
Non-agency residential	553	(5)	723	(32)	1,276	(37)
Total mortgage-backed securities	137,401	(1,320)	17,255	(537)	154,656	(1,857)
U.S. Treasury and agency securities	1,172	(5)	190	(4)	1,362	(9)
Non-U.S. securities	—	—	134	(3)	134	(3)
Corporate/Agency bonds	107	(3)	—	—	107	(3)
Other taxable securities, substantially all asset-backed securities	5,071	(69)	792	(17)	5,863	(86)
Total taxable securities	143,751	(1,397)	18,371	(561)	162,122	(1,958)
Tax-exempt securities	4,400	(12)	1,877	(21)	6,277	(33)
Total temporarily impaired AFS debt securities	148,151	(1,409)	20,248	(582)	168,399	(1,991)
Other-than-temporarily impaired AFS debt securities (1)
Non-agency residential mortgage-backed securities	481	(19)	98	(14)	579	(33)
Total temporarily impaired and other-than-temporarily impaired AFS debt securities	$148,632	$(1,428)	$20,346	$(596)	$168,978	$(2,024)

	December 31, 2014
Temporarily impaired AFS debt securities
Mortgage-backed securities:
Agency	$1,366	$(8)	$43,118	$(585)	$44,484	$(593)
Agency-collateralized mortgage obligations	2,242	(19)	3,075	(60)	5,317	(79)
Non-agency residential	307	(3)	809	(41)	1,116	(44)
Total mortgage-backed securities	3,915	(30)	47,002	(686)	50,917	(716)
U.S. Treasury and agency securities	10,121	(22)	667	(10)	10,788	(32)
Non-U.S. securities	157	(9)	32	(2)	189	(11)
Corporate/Agency bonds	43	(1)	93	(1)	136	(2)
Other taxable securities, substantially all asset-backed securities	575	(3)	1,080	(19)	1,655	(22)
Total taxable securities	14,811	(65)	48,874	(718)	63,685	(783)
Tax-exempt securities	980	(1)	680	(18)	1,660	(19)
Total temporarily impaired AFS debt securities	15,791	(66)	49,554	(736)	65,345	(802)
Other-than-temporarily impaired AFS debt securities (1)
Non-agency residential mortgage-backed securities	555	(33)	—	—	555	(33)
Total temporarily impaired and other-than-temporarily impaired AFS debt securities	$16,346	$(99)	$49,554	$(736)	$65,900	$(835)

(1)	Includes other-than-temporarily impaired AFS debt securities on which an OTTI loss, primarily related to changes in interest rates, remains in accumulated OCI.

Corporation Recorded Other-than-Temporary Impairment Losses on AFS Debt Securities
The Corporation recorded OTTI losses on AFS debt securities in 2015, 2014 and 2013 as presented in the Net Credit-related Impairment Losses Recognized in Earnings table. Substantially all OTTI losses in 2015, 2014 and 2013 consisted of credit losses on non-agency residential mortgage-backed securities (RMBS) and were recorded in other income in the Consolidated Statement of Income. The credit losses on the RMBS in 2015 were driven by decreases in the estimated RMBS cash flows primarily due to a model change resulting in the refinement of expected cash flows.
A debt security is impaired when its fair value is less than its amortized cost. If the Corporation intends or will more-likely-than-not be required to sell a debt security prior to recovery, the entire impairment loss is recorded in the Consolidated Statement of Income. For AFS debt securities the Corporation does not intend or will not more-likely-than-not be required to sell, an analysis is performed to determine if any of the impairment is due to credit or whether it is due to other factors (e.g., interest rate). Credit losses are considered unrecoverable and are recorded in the Consolidated Statement of Income with the remaining unrealized losses recorded in OCI. In certain instances, the credit loss on a debt security may exceed the total impairment, in which case, the excess of the credit loss over the total impairment is recorded as an unrealized gain in OCI.

Net Credit-related Impairment Losses Recognized in Earnings

(Dollars in millions)	2015	2014	2013
Total OTTI losses	$(111)	$(30)	$(21)
Less: non-credit portion of total OTTI losses recognized in OCI	30	14	1
Net credit-related impairment losses recognized in earnings	$(81)	$(16)	$(20)
The table below presents a rollforward of the credit losses recognized in earnings in 2015, 2014 and 2013 on AFS debt securities that the Corporation does not have the intent to sell or will not more-likely-than-not be required to sell.

Rollforward of OTTI Credit Losses Recognized

(Dollars in millions)	2015	2014	2013
Balance, January 1	$200	$184	$243
Additions for credit losses recognized on AFS debt securities that had no previous impairment losses	52	14	6
Additions for credit losses recognized on AFS debt securities that had previously incurred impairment losses	29	2	14
Reductions for AFS debt securities matured, sold or intended to be sold	(15)	—	(79)
Balance, December 31	$266	$200	$184

Significant Assumptions Used in the Valuation of Non-Agency Residential MBS
Significant assumptions used in estimating the expected cash flows for measuring credit losses on non-agency RMBS were as follows at December 31, 2015.

Significant Assumptions

		Range (1)
	Weighted- average	10th Percentile (2)	90th Percentile (2)
Prepayment speed	12.6%	3.8%	25.5%
Loss severity	32.6	12.9	34.8
Life default rate	26.0	0.8	86.1

(1)	Represents the range of inputs/assumptions based upon the underlying collateral.

(2)	The value of a variable below which the indicated percentile of observations will fall.

Expected Maturity Distribution
The expected maturity distribution and yields of the Corporation’s debt securities carried at fair value and HTM debt securities at December 31, 2015 are summarized in the table below. Actual maturities may differ from the contractual or expected maturities since borrowers may have the right to prepay obligations with or without prepayment penalties.

Maturities of Debt Securities Carried at Fair Value and Held-to-maturity Debt Securities

	December 31, 2015
	Due in One Year or Less		Due after One Year through Five Years		Due after Five Years through Ten Years		Due after Ten Years		Total
(Dollars in millions)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)	Amount	Yield (1)
Amortized cost of debt securities carried at fair value
Mortgage-backed securities:
Agency	$57	4.40%	$28,943	2.40%	$197,797	2.80%	$3,050	2.90%	$229,847	2.75%
Agency-collateralized mortgage obligations	157	1.10	3,077	2.20	7,702	2.80	—	—	10,936	2.61
Commercial	205	2.16	615	2.10	6,356	2.70	—	—	7,176	2.63
Non-agency residential	320	5.00	1,123	4.99	1,165	4.18	3,989	7.90	6,597	6.60
Total mortgage-backed securities	739	3.31	33,758	2.46	213,020	2.80	7,039	5.73	254,556	3.03
U.S. Treasury and agency securities	516	0.19	23,103	1.70	1,454	3.14	2	4.57	25,075	1.75
Non-U.S. securities	16,707	0.82	1,864	3.08	6	2.79	—	—	18,577	1.04
Corporate/Agency bonds	40	3.97	69	4.20	131	3.41	3	3.67	243	3.93
Other taxable securities, substantially all asset-backed securities	2,918	1.11	4,596	1.28	2,268	2.38	728	3.96	10,510	1.67
Total taxable securities	20,920	0.94	63,390	2.13	216,879	2.81	7,772	5.57	308,961	2.61
Tax-exempt securities	836	1.27	5,127	1.31	5,879	1.35	2,136	1.55	13,978	1.36
Total amortized cost of debt securities carried at fair value	$21,756	0.95	$68,517	2.06	$222,758	2.77	$9,908	4.70	$322,939	2.56
Amortized cost of HTM debt securities (2)	$568	0.01	$18,325	2.30	$62,978	2.50	$2,754	2.82	$84,625	2.45

Debt securities carried at fair value
Mortgage-backed securities:
Agency	$59		$29,150		$196,720		$3,018		$228,947
Agency-collateralized mortgage obligations	157		3,056		7,779		—		10,992
Commercial	223		618		6,324		—		7,165
Non-agency residential	354		1,102		1,263		3,950		6,669
Total mortgage-backed securities	793		33,926		212,086		6,968		253,773
U.S. Treasury and agency securities	516		23,266		1,493		2		25,277
Non-U.S. securities	16,720		1,884		6		—		18,610
Corporate/Agency bonds	41		70		128		4		243
Other taxable securities, substantially all asset-backed securities	3,102		4,349		2,296		722		10,469
Total taxable securities	21,172		63,495		216,009		7,696		308,372
Tax-exempt securities	836		5,161		5,882		2,129		14,008
Total debt securities carried at fair value	$22,008		$68,656		$221,891		$9,825		$322,380
Fair value of HTM debt securities (2)	$569		$18,356		$62,360		$2,761		$84,046

(1)
Average yield is computed using the effective yield of each security at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts, and excludes the effect of related hedging derivatives.

(2)	Substantially all U.S. agency MBS.